Equity	6 Months Ended
Jun. 30, 2023
Equity [abstract]
Equity
13.
EQUITY

Ordinary shares

	December 31,	June 30,
	2022	2023
Number of ordinary shares authorized	500,000,000	1,000,000,000
Authorized par value per share	US$ 0.01	US$ 0.01
Number of ordinary shares issued and fully paid	348,723,365	416,811,380
Number of equivalent ADSs issued and fully paid	13,948,935	16,672,455
Amount of share capital par value issued and fully paid	$63,019,962	$63,700,842
Amount of share capital surplus issued and fully paid	$213,098,729	$218,233,378

Issuance of new ADS

a)
Private Placement

On February 24, 2023, the Company entered into a Unit Purchase Agreement (the “Purchase Agreement”) with fund entities affiliated with BVF Partners L.P. (collectively, “BVF”) and the other purchasers named therein (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers, in a private placement offering, an aggregate of 112,359,550 ordinary shares (an equivalent of 4,494,382 ADSs), which includes (i) pre-funded warrants (the “Pre-Funded Warrants”) to purchase twenty-five ordinary shares (represented by ADSs) at a purchase price of $0.178 per ordinary share (or the equivalent of $4.45 per ADS) and (ii) $4.4475 per Pre-Funded Warrant (or ADS), respectively, which represented a 15% premium to the ADSs’ ten-day volume-weighted average price (“VWAP”) (the “Private Placement”). The Private Placement closed on February 27, 2023 and the Company received gross proceeds of approximately $20.0 million. The Company has issued 59,957,865 ordinary shares (an equivalent of 2,398,315 ADSs) and an additional 52,401,685 ordinary shares (an equivalent of 2,096,068 ADSs) are issuable exercise of the upon Pre-Funded Warrants.

As part of the Private Placement, the Purchasers also received two tranches of warrants exercisable in the aggregate for up to 11,061,823 ADSs (or Pre-Funded Warrants). The first tranche was comprised of (i) 50% of warrants that are exercisable upon issuance and until 60 days after the public announcement of the Company’s topline data from its TREK-AD Phase 2b clinical trial investigating eblasakimab in atopic dermatitis (the “eblasakimab announcement”) at an exercise price of $6.50 per ADS (the “Tranche 1A Warrants”) and (ii) 50% of warrants that can only be exercised within 60 days after the eblasakimab announcement at an exercise price based on the higher of $6.50 and a 50% discount to the ADS VWAP measured across a specified period after the eblasakimab announcement (the “Tranche 1B Warrants”). The second tranche of warrants similarly comprised (i) 50% of warrants that are exercisable upon issuance until 60 days after the public announcement of topline interim data from the Company’s planned Phase 2 proof of concept trial investigating farudodstat (the “farudodstat announcement”) at an exercise price of $8.15 per ADS (the “Tranche 2A Warrants”) and (ii) 50% of warrants which can only be exercised within 60 days after the farudodstat announcement at an exercise price based on the higher of $8.15 and a 50% discount to the ADS VWAP measured across a specified period after the farudodstat announcement (the “Tranche 2B Warrants,” and together with the Tranche 1A Warrants, Tranche 1B Warrants and Tranche 2A Warrants, the “Tranche Warrants”). The Tranche Warrants have a term of five years and include a mandatory exercise provision, subject to the satisfaction of certain pre-specified conditions. If all Tranche Warrants are fully exercised, the Company will receive an additional $80.0 million in gross proceeds.

The Pre-Funded Warrants issued have no expiry date. As the Pre-Funded Warrants would be settled by exchange of a fixed number of 52,401,685 ordinary shares (an equivalent of 2,096,068 ADSs), for a fixed consideration of $5,240, the Pre-Funded Warrants were recognized as equity instruments. The value of the Pre-Funded Warrants was approximately $8,262,698 based on the relative fair value as of the Initial Exercise Date (February 27, 2023) using the binomial model.

If exercised, the Tranche 1A Warrants and the Tranche 2A Warrants would be settled by issuance of a fixed number of ADSs for a fixed cash consideration upon exercise of the warrants. Hence both Tranche 1A Warrants and Tranche 2A Warrants were recognized as equity instruments and the Tranche 1A Warrants and Tranche 2A Warrants were valued approximately at $1,539,117 and $2,173,285, respectively, based on the relative fair values as of the Initial Exercise Date (February 27, 2023) using the binomial model.

The exercise price of the Tranche 1B Warrants and the Tranche 2B warrants are based on the higher of the indicated minimum exercise price and a 50% discount to the ADS VWAP measured across a specified period after the public disclosure of the Company’s topline data from the relevant clinical trial (the Phase 2B trial for eblasakimab in the case of Tranche 1B; and the Phase 2A trial for farudodstat in the case of Tranche 2B). The variable exercise price does not meet the fixed-for-fixed criteria and hence the Tranche 1B Warrants and Tranche 2B Warrants are recognized as financial liabilities. The Tranche 1B Warrants and Tranche 2B Warrants were valued at approximately $1,539,897 and $1,925,283, respectively, based on the relative fair values as of the date of issue (February 27, 2023) using the Monte Carlo model.

As of June 30, 2023, the fair value of the Tranche 1B Warrants and Tranche 2B Warrants were revalued to $14,758 and $1,469,800 respectively. The fair value valuation gain of $1,980,622 was recognized in the six months ended June 30, 2023, and was recorded under Other gains and losses. See Note 20 for more detail on assumptions used in the valuation of the Tranche 1B Warrants and Tranche 2B Warrants. As of June 30, 2023, BVF and the other Purchasers had not exercised any warrants.

b)
At the market (“ATM”) sale agreement

On October 9, 2020, the Company entered into an Open Market Sale Agreement as amended on September 13, 2022 (the ATM Sale Agreement), with Jefferies LLC, pursuant to which we may issue and sell ADSs from time to time, through at-the-market offerings under which Jefferies LLC will act as sales agent and/or principal.

During the period ended June 30, 2023, the Company had raised net proceeds of approximately $1.2 million under the ATM Sale Agreement by offering 8,130,150 ordinary shares (an equivalent of 325,206 ADSs).

Issuance of ordinary shares to the depositary

All of the Company’s outstanding ordinary shares 416,811,380 are fully paid and non-assessable. Additionally, as of June 30, 2023, the Company has issued 170,263,320 ordinary shares (an equivalent of 6,810,533 ADSs) to the depository JPMorgan Chase Bank N.A for future sales and issuance under the ATM sales agreement and 18,910,875 ordinary shares (an equivalent of 756,435 ADSs) for employee options future exercise under its employee share option plan.